Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Costs [Abstract]
Interest on convertible promissory notes (Note 15)	$ 732,037	$ 845,481	$ 84,420